Fair value of financial instruments - Disclosure of changes in fair value of financial assets and liabilities calculated using internal models (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in financial instruments, Assets
Assets at beginning of period	€ 15,319	€ 10,351	€ 8,290
Purchases /Issuances	11,048	4,214	9,176
Sales/Settlements	(5,243)	(3,798)	(8,716)
Changes in fair value recognized in profit or loss	403	280	(49)
Changes in fair value recognized in equity	(136)	(204)	(172)
Transfers out of Level 3 of fair value hierarchy, assets	(779)
Transfers into Level 3 of fair value hierarchy, assets		1,409	380
Other	(325)	160	4
Assets at end of period	10,351	8,290	7,667
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1,227	925	629
Purchases, fair value measurement, liabilities	513	308	328
Sales/Settlements	(205)	(318)	(100)
Changes in fair value recognized in profit or loss	(120)	(124)	41
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	(40)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(172)		(2)
Transfers into Level 3 of fair value hierarchy, liabilities		471
Other	109	5	29
Liabilities at end of period	1,352	1,227	925
Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	869	415	160
Purchases, fair value measurement, liabilities	472	276	328
Sales/Settlements	(200)	(167)	(97)
Changes in fair value recognized in profit or loss	(95)	(118)	35
Transfers out of Level 3 of fair value hierarchy, liabilities	(266)		(2)
Transfers into Level 3 of fair value hierarchy, liabilities		476
Other	154	(13)	(9)
Liabilities at end of period	934	869	415
Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	869	415	160
Purchases, fair value measurement, liabilities	472	276	328
Sales/Settlements	(200)	(167)	(97)
Changes in fair value recognized in profit or loss	(95)	(118)	35
Transfers out of Level 3 of fair value hierarchy, liabilities	(266)		(2)
Transfers into Level 3 of fair value hierarchy, liabilities		476
Other	154	(13)	(9)
Liabilities at end of period	934	869	415
Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	388	235	44
Purchases, fair value measurement, liabilities	371	53	32
Sales/Settlements	(20)	(83)	(16)
Changes in fair value recognized in profit or loss	(205)	(58)	189
Transfers out of Level 3 of fair value hierarchy, liabilities	(105)
Transfers into Level 3 of fair value hierarchy, liabilities		257	9
Other	50	(16)	(23)
Liabilities at end of period	479	388	235
Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	8	0	7
Purchases, fair value measurement, liabilities	0	6	6
Sales/Settlements	(5)	0	(14)
Changes in fair value recognized in profit or loss	0	2	1
Transfers out of Level 3 of fair value hierarchy, liabilities	(3)		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Other	0	0	0
Liabilities at end of period	0	8	0
Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	139	19	26
Purchases, fair value measurement, liabilities	0	4	56
Sales/Settlements	(54)	(5)	(44)
Changes in fair value recognized in profit or loss	3	(16)	(19)
Transfers out of Level 3 of fair value hierarchy, liabilities	(10)		0
Transfers into Level 3 of fair value hierarchy, liabilities		137
Other	1	0	0
Liabilities at end of period	79	139	19
Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	187	42	67
Purchases, fair value measurement, liabilities	54	88	23
Sales/Settlements	(14)	(13)	(19)
Changes in fair value recognized in profit or loss	113	(15)	(32)
Transfers out of Level 3 of fair value hierarchy, liabilities	(40)		(11)
Transfers into Level 3 of fair value hierarchy, liabilities		82
Other	(6)	3	14
Liabilities at end of period	294	187	42
Financial liabilities held for trading | Other derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	147	119	16
Purchases, fair value measurement, liabilities	47	125	211
Sales/Settlements	(107)	(66)	(4)
Changes in fair value recognized in profit or loss	(6)	(31)	(104)
Transfers out of Level 3 of fair value hierarchy, liabilities	(108)		0
Transfers into Level 3 of fair value hierarchy, liabilities		0
Other	109	0	0
Liabilities at end of period	82	147	119
Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Liabilities at beginning of period		0	0
Purchases, fair value measurement, liabilities			0
Sales/Settlements			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, liabilities			0
Other			0
Liabilities at end of period			0
Hedging derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6	14
Purchases, fair value measurement, liabilities	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	0	(3)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(5)
Other	6	0
Liabilities at end of period	12	6	14
Hedging derivatives | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	6	14
Purchases, fair value measurement, liabilities	0	0
Sales/Settlements	0	0
Changes in fair value recognized in profit or loss	0	(3)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(5)
Other	6	0
Liabilities at end of period	12	6	14
Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Liabilities at beginning of period	29	151	151
Purchases, fair value measurement, liabilities	41	32	0
Sales/Settlements	(5)	(151)	(3)
Changes in fair value recognized in profit or loss	1	(3)	3
Transfers out of Level 3 of fair value hierarchy, liabilities		0	0
Transfers into Level 3 of fair value hierarchy, liabilities	94
Other	0	0	0
Liabilities at end of period	160	29	151
Liabilities under insurance contracts
Changes in financial instruments, Liabilities
Liabilities at beginning of period	323	345	318
Purchases, fair value measurement, liabilities	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	(26)	0	(11)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	(40)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Other	(51)	18	38
Liabilities at end of period	246	323	345
Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	3,930	2,086	383
Purchases /Issuances	3,205	496	91
Sales/Settlements	(813)	(149)	(99)
Changes in fair value recognized in profit or loss	302	194	(116)
Transfers out of Level 3 of fair value hierarchy, assets	(715)		(15)
Transfers into Level 3 of fair value hierarchy, assets		1,162
Other	(135)	0	(15)
Assets at end of period	2,086	383	537
Financial assets held for trading | Credit institutions
Changes in financial instruments, Assets
Assets at beginning of period	769	0
Purchases /Issuances	770
Sales/Settlements	0
Changes in fair value recognized in profit or loss	(1)
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	0
Assets at end of period	0
Financial assets held for trading | Customers
Changes in financial instruments, Assets
Assets at beginning of period	1,801	24
Purchases /Issuances	1,808
Sales/Settlements	(24)
Changes in fair value recognized in profit or loss	(7)
Transfers out of Level 3 of fair value hierarchy, assets	0
Other	0
Assets at end of period	24
Financial assets held for trading | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	413	914	42
Purchases /Issuances	355	126	2
Sales/Settlements	(384)	(63)	(2)
Changes in fair value recognized in profit or loss	(39)	30	15
Transfers out of Level 3 of fair value hierarchy, assets	(377)
Transfers into Level 3 of fair value hierarchy, assets		773	2
Other	(56)	6	3
Assets at end of period	914	42	22
Financial assets held for trading | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	0	1	1
Purchases /Issuances	0	0	0
Sales/Settlements	0	0	0
Changes in fair value recognized in profit or loss	(1)	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0		(1)
Transfers into Level 3 of fair value hierarchy, assets		0
Other	0	0	0
Assets at end of period	1	1	2
Financial assets held for trading | Derivatives
Changes in financial instruments, Assets
Assets at beginning of period	947	1,147	340
Purchases /Issuances	272	347	89
Sales/Settlements	(405)	(86)	(97)
Changes in fair value recognized in profit or loss	350	163	(131)
Transfers out of Level 3 of fair value hierarchy, assets	(338)		(16)
Transfers into Level 3 of fair value hierarchy, assets		389
Other	(79)	(6)	(18)
Assets at end of period	1,147	340	513
Financial assets held for trading | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	556	577	139
Purchases /Issuances	184	90	1
Sales/Settlements	(278)	(4)	(47)
Changes in fair value recognized in profit or loss	186	179	(20)
Transfers out of Level 3 of fair value hierarchy, assets	(152)
Transfers into Level 3 of fair value hierarchy, assets		191	4
Other	39	(18)	(23)
Assets at end of period	577	139	224
Financial assets held for trading | Exchange rate options
Changes in financial instruments, Assets
Assets at beginning of period	2	9	4
Purchases /Issuances	0	1	0
Sales/Settlements	(1)	0	(9)
Changes in fair value recognized in profit or loss	0	4	2
Transfers out of Level 3 of fair value hierarchy, assets	(6)		0
Transfers into Level 3 of fair value hierarchy, assets		0
Other	0	0	(1)
Assets at end of period	9	4	12
Financial assets held for trading | Interest rate options
Changes in financial instruments, Assets
Assets at beginning of period	30	153	39
Purchases /Issuances	13	0	0
Sales/Settlements	(42)	0	0
Changes in fair value recognized in profit or loss	(20)	2	(142)
Transfers out of Level 3 of fair value hierarchy, assets	(74)		(1)
Transfers into Level 3 of fair value hierarchy, assets		112
Other	0	0	0
Assets at end of period	153	39	182
Financial assets held for trading | Index and securities options
Changes in financial instruments, Assets
Assets at beginning of period	241	235	48
Purchases /Issuances	42	132	27
Sales/Settlements	(44)	(4)	(28)
Changes in fair value recognized in profit or loss	128	(20)	29
Transfers out of Level 3 of fair value hierarchy, assets	(106)		(26)
Transfers into Level 3 of fair value hierarchy, assets		76
Other	(14)	3	5
Assets at end of period	235	48	41
Financial assets held for trading | Other derivatives
Changes in financial instruments, Assets
Assets at beginning of period	118	173	110
Purchases /Issuances	33	124	61
Sales/Settlements	(40)	(78)	(13)
Changes in fair value recognized in profit or loss	56	(2)	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, assets		10	7
Other	(104)	9	1
Assets at end of period	173	110	54
Hedging derivatives
Changes in financial instruments, Assets
Assets at beginning of period	20	0
Purchases /Issuances	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	15
Transfers out of Level 3 of fair value hierarchy, assets	(1)
Other	6
Assets at end of period	0
Hedging derivatives | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	20	0
Purchases /Issuances	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	15
Transfers out of Level 3 of fair value hierarchy, assets	(1)
Other	6
Assets at end of period	0
Financial assets at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	106	181	427
Purchases /Issuances	417	51	0
Sales/Settlements	(300)	0	(9)
Changes in fair value recognized in profit or loss	13	(21)	(31)
Transfers out of Level 3 of fair value hierarchy, assets	(201)		0
Transfers into Level 3 of fair value hierarchy, assets		22
Other	(4)	(298)	49
Assets at end of period	181	427	418
Financial assets at fair value through profit or loss | Credit institutions
Changes in financial instruments, Assets
Assets at beginning of period			0
Purchases /Issuances			0
Sales/Settlements			0
Changes in fair value recognized in profit or loss			0
Transfers out of Level 3 of fair value hierarchy, assets			0
Other			0
Assets at end of period		0	0
Financial assets at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	20	31	5
Purchases /Issuances	0	0	0
Sales/Settlements	0	0	(9)
Changes in fair value recognized in profit or loss	(5)	4	(5)
Transfers out of Level 3 of fair value hierarchy, assets	(23)		0
Transfers into Level 3 of fair value hierarchy, assets		22
Other	17	0	1
Assets at end of period	31	5	18
Financial assets at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	86	150	422
Purchases /Issuances	417	51	0
Sales/Settlements	(300)	0	0
Changes in fair value recognized in profit or loss	18	(25)	(26)
Transfers out of Level 3 of fair value hierarchy, assets	(178)		0
Transfers into Level 3 of fair value hierarchy, assets		0
Other	(21)	(298)	48
Assets at end of period	150	422	400
Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	2,588	2,095	1,833
Purchases /Issuances	719	345	521
Sales/Settlements	(349)	(238)	(579)
Changes in fair value recognized in profit or loss	73	107	98
Transfers out of Level 3 of fair value hierarchy, assets		(6)	(22)
Transfers into Level 3 of fair value hierarchy, assets	132
Other	(82)	54	(50)
Assets at end of period	2,095	1,833	1,865
Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	505	287	239
Purchases /Issuances	390	99	276
Sales/Settlements	(128)	(73)	(280)
Changes in fair value recognized in profit or loss	(31)	13	(25)
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets	41
Other	(54)	9	0
Assets at end of period	287	239	268
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	242	313	325
Purchases /Issuances	4	38	51
Sales/Settlements	(96)	(48)	(33)
Changes in fair value recognized in profit or loss	10	(5)	(31)
Transfers out of Level 3 of fair value hierarchy, assets		0	(27)
Transfers into Level 3 of fair value hierarchy, assets	11
Other	0	3	(1)
Assets at end of period	313	325	366
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	1,841	1,495	1,269
Purchases /Issuances	325	208	194
Sales/Settlements	(125)	(117)	(266)
Changes in fair value recognized in profit or loss	94	99	154
Transfers out of Level 3 of fair value hierarchy, assets		(6)
Transfers into Level 3 of fair value hierarchy, assets	80		5
Other	(28)	42	(49)
Assets at end of period	1,495	1,269	1,231
Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Assets at beginning of period	8,675	5,989	5,647
Purchases /Issuances	6,707	3,322	8,564
Sales/Settlements	(3,781)	(3,411)	(8,029)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(136)	(204)	(172)
Transfers into Level 3 of fair value hierarchy, assets	6	231	417
Other	(110)	404	20
Assets at end of period	5,989	5,647	4,847
Financial assets at fair value through other comprehensive income | Loans and advances
Changes in financial instruments, Assets
Assets at beginning of period	7,253	4,938	4,718
Purchases /Issuances	5,962	3,322	8,471
Sales/Settlements	(3,685)	(3,408)	(7,988)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	43	36	1
Transfers into Level 3 of fair value hierarchy, assets	0	160	349
Other	(5)	110	5
Assets at end of period	4,938	4,718	3,880
Financial assets at fair value through other comprehensive income | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	1,047	559	229
Purchases /Issuances	743	0	91
Sales/Settlements	(81)	0	(23)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(74)	5	0
Transfers out of Level 3 of fair value hierarchy, assets			0
Transfers into Level 3 of fair value hierarchy, assets	6	71
Other	(106)	254	15
Assets at end of period	559	229	146
Financial assets at fair value through other comprehensive income | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	375	492	700
Purchases /Issuances	2	0	2
Sales/Settlements	(15)	(3)	(18)
Changes in fair value recognized in profit or loss	0	0	0
Changes in fair value recognized in equity	(105)	(245)	(173)
Transfers into Level 3 of fair value hierarchy, assets	0	0	68
Other	1	40	0
Assets at end of period	€ 492	€ 700	€ 821